Fair value of financial assets and liabilities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
At fair value [member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	R$ 7,123,218	R$ 6,568,685	R$ 3,652,114
Financial Assets Measured At Fair Value Through Other Comprehensive Income	3,438,024	2,610,638	1,503,441
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	509,368	914,261	R$ 233,762
Gains Losses Realized Not Realized [Member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	(67,560)	(50,682)
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(167,705)	30,764
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	(214,958)	(109,800)
Transfers To Level 3 [Member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	(4,276,225)	1,093,895
Financial Assets Measured At Fair Value Through Other Comprehensive Income	(98,568)	1,090,459
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	(189,987)	384,082
Additions Low [Member]
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Fair Value Through Profit Or Loss	4,898,318	1,873,358
Financial Assets Measured At Fair Value Through Other Comprehensive Income	1,093,659	(14,026)
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	R$ 52	R$ 406,217